                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: March 31, 2009

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Philadelphia Trust Company
Address: 1760 Market Street
         2nd Floor
         Philadelphia, PA 19103

Form 13F File Number: 028-05647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael G. Crofton
Title: President
Phone: 215-979-3434

Signature, Place, and Date of Signing:


/s/ Michael G. Crofton                     Philadelphia, Pennsylvania   05/01/09
----------------------------------------   --------------------------   --------
               [signature]                        [City, State]          [date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         THE PHILADELPHIA TRUST COMPANY
                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               0
Form 13F Information Table Entry Total:                         99
Form 13F Information Table Value Total (in thousands):    $651,278

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                           FORM 13F INFORMATION TABLE
            NAME OF REPORTING MANAGER: THE PHILADELPHIA TRUST COMPANY

                  -1                       -2          -3       -4            -5               -6        -7            -8
------------------------------------- ------------ --------- -------- ------------------ ------------- ----- ---------------------
                                                                                           INVESTMENT
                                                                                           DISCRETION
                                                                                         -------------          VOTING AUTHORITY
                                          TITLE               VALUE    SHRS OR  SH/ PUT/ SOLE SHRD OTR OTHER ---------------------
NAME OF ISSUER                          OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL  A     B   C   MGRS   SOLE    SHARED NONE
------------------------------------- ------------ --------- -------- --------- --- ---- ---- ---- --- ----- --------- ------ ----
3M CO.                                         COM 88579y101   15,954   320,870 SH          X                  320,870      0    0
ABBOTT LABS INC                                COM 002824100   18,073   378,895 SH          X                  378,895      0    0
AIR PRODS & CHEMS INC                          COM 009158106   17,076   303,572 SH          X                  303,572      0    0
AMEREN CORPORATION                             COM 023608102      437    18,850 SH          X                   18,850      0    0
APARTMENT INVESTMENT & MANAGEMENT CO.          COM 03748R101      189    34,545 SH          X                   34,545      0    0
AQUA AMERICA INC.                              COM 03836w103      802    40,116 SH          X                   40,116      0    0
ARCH COAL INC                                  COM 039380100      134    10,000 SH          X                   10,000      0    0
ARTESIAN RESOURCES CORP                    Class A 043113208      937    66,850 SH          X                   66,850      0    0
AVERY DENNISON CORP                            COM 053611109      283    12,690 SH          X                   12,690      0    0
BAXTER INTERNATIONAL                           COM 071813109   15,176   296,286 SH          X                  296,286      0    0
BB&T CO.                                       COM 054937107    5,419   320,250 SH          X                  320,250      0    0
BECKMAN COULTER INC                            COM 075811109   19,961   391,321 SH          X                  391,321      0    0
BERKSHIRE HATHAWAY INC                     Class B 084670207      282       100 SH          X                      100      0    0
BIOGEN IDEC INC                                COM 09062x103   16,561   315,928 SH          X                  315,928      0    0
BOEING CO                                      COM 097023105    8,678   243,915 SH          X                  243,915      0    0
BOSTON BEER INC.                               COM 100557107      425    20,350 SH          X                   20,350      0    0
BRISTOL MYERS SQUIBB CO                        COM 110122108      707    32,266 SH          X                   32,266      0    0
BRYN MAWR BANK CORP                            COM 117665109    1,286    76,310 SH          X                   76,310      0    0
CHEVRON CORPORATION                            COM 166764100   17,630   262,190 SH          X                  262,190      0    0
CISCO SYSTEMS INC                              COM 17275R102   15,899   948,057 SH          X                  948,057      0    0
CME GROUP INC.                                 COM 12572q105    8,633    35,039 SH          X                   35,039      0    0
COCA COLA                                      COM 191216100   17,877   406,759 SH          X                  406,759      0    0
COLGATE-PALMOLIVE COM                          COM 194162103   17,124   290,335 SH          X                  290,335      0    0
CONAGRA FOODS INC                              COM 205887102   20,803 1,233,124 SH          X                1,233,124      0    0
CONOCOPHILLIPS                                 COM 20825c104   15,704   401,026 SH          X                  401,026      0    0
CONSOL ENERGY INC                              COM 20854p109      306    12,105 SH          X                   12,105      0    0
DUKE ENERGY CORP                               COM 26441c105      252    17,579 SH          X                   17,579      0    0
DUPONT EI DE NEMOURS & CO                      COM 263534109   14,682   657,514 SH          X                  657,514      0    0
EATON CORP                                     COM 278058102    9,543   258,900 SH          X                  258,900      0    0
ELI LILLY & CO                                 COM 532457108   17,696   529,675 SH          X                  529,675      0    0
EMC CORP.                                      COM 268648102    6,431   564,150 SH          X                  564,150      0    0
EMERSON ELECTRIC                               COM 291011104      255     8,917 SH          X                    8,917      0    0
EXELON CORP                                    COM 30161n101    1,686    37,144 SH          X                   37,144      0    0
EXXON MOBIL CORPORATION                        COM 30231G102      892    13,093 SH          X                   13,093      0    0
FPL GROUP INC                                  COM 302571104      411     8,100 SH          X                    8,100      0    0
FREEPORT MCMORAN COPPER AND GOLD INC           COM 35671D857      262     6,867 SH          X                    6,867      0    0
GENERAL DYNAMICS CORP                          COM 369550108   12,393   297,980 SH          X                  297,980      0    0
GENERAL ELECTRIC CORP                          COM 369604103      430    42,545 SH          X                   42,545      0    0
GENUINE PARTS CO                               COM 372460105   14,391   481,960 SH          X                  481,960      0    0
GOOGLE Inc.                                    COM 38259p508   10,992    31,581 SH          X                   31,581      0    0
GORMAN RUPP CO                                 COM 383082104      690    34,837 SH          X                   34,837      0    0
HERSHEY FOODS                                  COM 427866108   18,618   535,780 SH          X                  535,780      0    0
HEWLETT PACKARD CO                             COM 428236103   17,287   539,215 SH          X                  539,215      0    0
HOME DEPOT                                     COM 437076102      312    13,252 SH          X                   13,252      0    0
HONEYWELL INTERNATIONAL INC                    COM 438516106   15,783   566,525 SH          X                  566,525      0    0
INTEGRAL SYSTEMS INC                           COM 45810H107      303    35,230 SH          X                   35,230      0    0
INTEL CORP                                     COM 458140100   16,803 1,117,980 SH          X                1,117,980      0    0
IBM CORPORATION                                COM 459200101   15,627   161,281 SH          X                  161,281      0    0
J.P. MORGAN                                    COM 46625H100      770    28,954 SH          X                   28,954      0    0
JOHNSON & JOHNSON                              COM 478160104      564    10,727 SH          X                   10,727      0    0
JOY GLOBAL INC.                                COM 481165108      216    10,125 SH          X                   10,125      0    0
KBR INC.                                       COM 48242W106    1,427   103,325 SH          X                  103,325      0    0

KRAFT FOODS INC                                COM 50075n104   18,041   809,391 SH          X                  809,391      0    0
L-3 COMMUNICATIONS                             COM 502424104   17,976   265,140 SH          X                  265,140      0    0
LABORATORY CORP OF AMERICA                     COM 50540r409   16,719   285,852 SH          X                  285,852      0    0
M&T BANK CORP                                  COM 55261F104      249     5,500 SH          X                    5,500      0    0
MARATHON OIL CORP                              COM 565849106   10,093   383,900 SH                             383,900      0    0
                                        NON-VOTING
MCCORMICK & CO INC                             COM 579780206      739    25,000 SH          X                        0      0    0
McDONALDS CORP                                 COM 580135101   11,949   218,965 SH          X                  218,965      0    0
MEDTRONIC                                      COM 585055106   12,740   432,313 SH          X                  432,313      0    0
MERITOR SAVINGS BANK                           COM 590007100       48    23,025 SH          X                   23,025      0    0
MET PRO CORP                                   COM 590876306    3,502   429,740 SH          X                  429,740      0    0
MICROSOFT CORP                                 COM 594918104    1,263    68,764 SH          X                   68,764      0    0
MINE SAFETY APPLIANCES CO                      COM 602720104      501    25,000 SH          x                   25,000      0    0
MUELLER INDUSTRIES INC                         COM 624756102      530    24,450 SH          X                   24,450      0    0
NATIONAL OILWELL VARCO INC                     COM 637071101    1,393    48,508 SH          X                   48,508      0    0
NATIONAL PENN BANCSHARES INC                   COM 637138108      186    22,392 SH          X                   22,392      0    0
NEWALLIANCE BANCSHARES                         COM 650203102      117    10,000 SH          X                   10,000      0    0
NIKE                                           COM 654106103    7,460   159,090 SH          X                  159,090      0    0
NUCOR CORP                                     COM 670346105   10,597   277,615 SH          X                  277,615      0    0
NYSE EURONEXT INC                              COM 629491101   11,594   647,710 SH          X                  647,710      0    0
ORASURE TECHNOLOGIES INC                       COM 68554V108       25    10,000 SH          X                   10,000      0    0
PEPSICO INC                                    COM 713448108      702    13,638 SH          X                   13,638      0    0
PFIZER INC                                     COM 717081103      471    34,616 SH          x                   34,616      0    0
PINE VALLEY MINING CORP                        COM 72301P109        0    10,000 SH          X                   10,000      0    0
PIONEER NAT RES CO                             COM 723787107      329    20,000 SH          x                   20,000      0    0
PNC FINANCIAL SERVICES GROUP                   COM 693475105      969    33,076 SH          X                   33,076      0    0
POLYMEDIX INC                                  COM 73174c100       56    71,500 SH          X                   71,500      0    0
PROCTER & GAMBLE COMPANY                       COM 742718109   11,072   235,128 SH          X                  235,128      0    0
RPM Inc.                                       COM 749685103      880    69,150 SH          X                   69,150      0    0
SASOL LTD SPONSORED                            ADR 803866300    1,448    50,000 SH          x                   50,000      0    0
SCANA CORP                                     COM 80589M102      494    16,000 SH          x                   16,000      0    0
SCHERING-PLOUGH CORP                           COM 806605101      297    12,591 SH          X                   12,591      0    0
SCHLUMBERGER LTD                               ADR 806857108      353     8,683 SH          x                    8,683      0    0
SIGMA-ALDRICH                                  COM 826552101   17,354   459,230 SH          X                  459,230      0    0
STATE STREET CORP.                             COM 857477103    6,747   219,215             X                  219,215      0    0
SYNTROLEUM CORP COM                            COM 871630109       52    35,400 SH          X                   35,400      0    0
TEXAS INSTRUMENTS                              COM 882508104      229    13,891 SH          X                   13,891      0    0
TYCO INTERNATIONAL LTD                         COM G9143x208      693    35,455 SH          X                   35,455      0    0
UNITED TECHNOLOGIES CORP                       COM 913017109   14,547   338,450 SH          X                  338,450      0    0
UNUM GROUP                                     COM 91529Y106      200    16,000 SH          X                   16,000      0    0
US BANCORP                                     COM 902973304   12,672   867,355 SH          X                  867,355      0    0
VALERO ENERGY CORP.                            COM 91913Y100    1,349    75,360 SH          X                   75,360      0    0
VERIZON COMMUNICATIONS                         COM 92343V104   18,361   607,988 SH          X                  607,988      0    0
WALGREEN COMPANY                               COM 931422109   18,433   710,035 SH          X                  710,035      0    0
WD 40 CO                                       COM 929236107    1,471    60,950 SH          X                   60,950      0    0
WELLS FARGO & CO                               COM 949746101      668    46,885 SH          X                   46,885      0    0
WHITING PETROLEUM CORP                         COM 966387102      388    15,000 SH          X                   15,000      0    0
WORLD FUEL SERVICES CORP                       COM 983024100      247     5,744 SH          X                    5,744      0    0